Subsequent Events (Details) $ in Thousands					1 Months Ended		2 Months Ended				3 Months Ended	12 Months Ended
	Jan. 15, 2016	Jan. 08, 2016	Jan. 07, 2016	Jan. 06, 2016	Feb. 03, 2016 USD ($)	Jan. 26, 2016	Mar. 11, 2016	Mar. 02, 2016 USD ($)	Feb. 29, 2016	Feb. 26, 2016	Mar. 16, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jan. 31, 2016
Subsequent Events [Line Items]
Repayments of debt												$ 244,529	$ 173,986	$ 33,780
Number of vessels												70
Sale of Vessels
Subsequent Events [Line Items]
Operating and newbuilding vessels, net												$ 176,336
Tsu Ebisu
Subsequent Events [Line Items]
Date Delivered to Star Bulk												July 11, 2014
DWT												81,001
Tsu Ebisu | Subsequent Event
Subsequent Events [Line Items]
Disposal Date					Feb. 03, 2016
Tsu Ebisu | HSBC $20,000 Dioriga Facility | Subsequent Event
Subsequent Events [Line Items]
Repayments of debt					$ 17,550
Magnum Opus
Subsequent Events [Line Items]
Date Delivered to Star Bulk												July 11, 2014
DWT												81,022
Magnum Opus | Subsequent Event
Subsequent Events [Line Items]
Disposal Date								Mar. 02, 2016
Magnum Opus | Deutsche Bank $85,000 Facility | Subsequent Event
Subsequent Events [Line Items]
Repayments of debt								$ 18,000
Deep Blue
Subsequent Events [Line Items]
Date Delivered to Star Bulk												May 27, 2015
DWT												182,608
Deep Blue | Subsequent Event
Subsequent Events [Line Items]
Disposal Date											Mar. 16, 2016
Behemoth | Subsequent Event
Subsequent Events [Line Items]
Date Delivered to Star Bulk			Jan. 07, 2016
Disposal Date			Jan. 07, 2016
DWT			182,000
Bruno Marks | Subsequent Event
Subsequent Events [Line Items]
Date Delivered to Star Bulk	Jan. 11, 2016
Disposal Date	Jan. 15, 2016
DWT	182,000
Megalodon | Subsequent Event
Subsequent Events [Line Items]
Date Delivered to Star Bulk						Jan. 26, 2016
Disposal Date						Jan. 26, 2016
DWT						182,000
Star Aries | Subsequent Event
Subsequent Events [Line Items]
Date Delivered to Star Bulk									Feb. 29, 2016
Disposal Date									Feb. 29, 2016
DWT									180,000
Star Lutas | Subsequent Event
Subsequent Events [Line Items]
Date Delivered to Star Bulk				Jan. 06, 2016
DWT				61,000
Kennadi | Subsequent Event
Subsequent Events [Line Items]
Date Delivered to Star Bulk		Jan. 08, 2016
DWT		64,000
Star Poseidon | Subsequent Event
Subsequent Events [Line Items]
Date Delivered to Star Bulk										Feb. 26, 2016
DWT										209,000
Mackenzie | Subsequent Event
Subsequent Events [Line Items]
Date Delivered to Star Bulk								Mar. 02, 2016
DWT								64,000
Star Marisa | Subsequent Event
Subsequent Events [Line Items]
Date Delivered to Star Bulk							Mar. 11, 2016
DWT							208,000
Capesize vessels | Pool agreement ("CCL") | Subsequent Event
Subsequent Events [Line Items]
Number of vessels															9
Capesize vessels | Star Bulk Carriers Corp., Bocimar International NV, Golden Ocean Group Limited and C Transport Holding Ltd | Subsequent Event
Subsequent Events [Line Items]
Number of vessels															65
Shipbuilding contracts termination | Subsequent Event
Subsequent Events [Line Items]
Number of newbuilding contracts terminated									2